TAXATION - Income tax expense was calculated by applying the tax rate in force (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Earning before income tax-rate	$ 406,149	$ 9,571,888	$ (7,058,313)	$ 7,322,464
Income tax	339,932	(3,712,895)	2,382,343	(5,434,748)
Low or null taxation jurisdictions
TAXATION
Earning before income tax-rate	$ 5,481,793	$ (1,132,446)	$ 6,695,356	$ (5,056,118)
Weight average applicable tax rate	0.00%	0.00%	0.00%	0.00%
Profit-making entities
TAXATION
Earning before income tax-rate	$ 7,902,688	$ 14,168,259	$ 10,383,519	$ 26,813,257
Weight average applicable tax rate	35.90%	33.00%	35.00%	33.60%
Income tax	$ (2,839,077)	$ (4,679,136)	$ (3,637,726)	$ (9,007,794)
Loss-making entities
TAXATION
Earning before income tax-rate	$ (12,978,332)	$ (3,463,925)	$ (24,137,188)	$ (14,434,675)
Weight average applicable tax rate	24.50%	27.90%	24.90%	24.80%
Income tax	$ 3,179,009	$ 966,241	$ 6,020,069	$ 3,573,046